Trade and other payables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade and other payables [line items]
Trade and other payables	£ 15,335	£ 15,844
Revenue recognized in deferred income	176	192
Customer return and rebate accruals	6,486	6,799
Interest accrued on financial liabilities at amortized cost	162	162
Estimated rebates, discounts or allowances payable to customers | US Pharmaceuticals and vaccines
Disclosure of trade and other payables [line items]
Customer return and rebate accruals	5,235	5,781
Associates and joint ventures
Disclosure of trade and other payables [line items]
Trade and other payables	£ 0	£ 0